May 17, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Equity Trust (the "Trust")
         File Nos. 333-37453 and 811-08413


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses and Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and statements of additional information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 25 to Registration Statement No. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 15, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                                       Very truly yours,

                                                       /s/ Allison McLellan

                                                       Allison McLellan